Risk Management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Borrowings	R$ 39,924,817	R$ 23,438,372
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
Borrowings	30,722,218	15,250,135
Interest Benchmark Rates [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,629,756	1,683,342
Indice Nacional De Precos Ao Consumidor Amplos [Member]
IfrsStatementLineItems [Line Items]
Borrowings	5,582,893	2,982,735
Taxa De Juros A Longo Prazos [Member]
IfrsStatementLineItems [Line Items]
Borrowings	825,206	1,067,436
Secured Overnight Financing Rate [Member]
IfrsStatementLineItems [Line Items]
Borrowings		1,882,325
Interest And Charge [Member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ 1,164,744	R$ 572,399